Fixed And Pledged Deposits - (Tables)	12 Months Ended
Dec. 31, 2023
Fixed And Pledged Deposits [Abstract]
Disclosure In Tabular Form Of Fixed And Pledged Deposits

	December 31, 2023	December 31, 2022
	S$’000	S$’000
Fixed deposits	—	6,551
Pledged deposits	597	584

	597	7,135

Analyzed as:
Current	—	6,551
Non-current	597	584

	597	7,135